Cultivar ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
86.75%	COMMON STOCK
5.96%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	1,090	$177,430
	AT&T, Inc.	28,392	479,541
	Baidu, Inc. ADR(A)	2,090	216,106
	Charter Communications, Inc.(A)	373	95,466
	Comcast Corp. Class A	5,943	226,488
	John Wiley & Sons, Inc. Class A	5,995	225,232
	Paramount Global Class B	15,095	171,932
	Verizon Communications, Inc.	4,242	167,517
	Warner Bros. Discovery, Inc.(A)	6,341	46,670
			1,806,382

4.70%	CONSUMER DISCRETIONARY
	Advance Auto Parts	2,627	191,718
	Alibaba Group Holdings ADR	3,262	244,161
	Domino's Pizza, Inc.	310	164,074
	Hasbro, Inc.	5,130	314,469
	Monro, Inc.	6,555	178,624
	NIKE, Inc.	2,477	228,528
	Whirlpool Corp.	1,070	101,500
			1,423,074

9.25%	CONSUMER STAPLES
	The Clorox Co.	1,754	259,364
	Dollar General Corp.	2,402	334,334
	Hormel Foods Corp.	9,624	342,229
	Kimberly-Clark Corp.	2,487	339,550
	McCormick & Co., Inc.	6,841	520,327
	The JM Smucker Co.	2,550	292,868
	Tyson Foods, Inc. Class A	6,257	379,487
	Walgreens Boots Alliance, Inc.	18,952	336,019
			2,804,178

4.17%	ENERGY
	BP plc ADR	7,587	294,148
	Core Laboratories, Inc. ADR	43,862	693,020
	World Kinect Corp.	11,743	275,961
			1,263,129

Cultivar ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
11.61%	FINANCIALS
	Bank of America Corp.	4,156	$153,814
	Citigroup, Inc.	7,403	454,026
	Citizens Financial Group	4,380	149,402
	Global Payments, Inc.	3,598	441,727
	Independent Bank Corp.	3,817	191,766
	Lazard, Inc.	12,711	489,374
	M & T Bank Corp.	2,590	373,970
	MarketAxess Holdings, Inc.	2,013	402,781
	PayPal Holdings, Inc.(A)	2,372	161,106
	Truist Financial Corp.	6,901	259,133
	The Western Union Co.	32,901	442,189
			3,519,288

8.00%	HEALTH CARE
	Abbott Laboratories	2,244	237,797
	Fresenius Medical Care AG ADR	16,385	344,740
	Humana, Inc.	468	141,378
	Illumina, Inc.(A)	1,170	143,969
	Inogen, Inc.(A)	18,785	127,738
	Johnson & Johnson	1,033	149,362
	Medtronic plc ADR	2,893	232,134
	Perrigo Co. plc ADR	12,125	396,003
	Pfizer, Inc.	5,647	144,676
	Veeva Systems, Inc. Class A(A)	1,038	206,105
	Zoetis, Inc.	1,879	299,212
			2,423,114

11.90%	INDUSTRIALS
	3M Co.	1,199	115,715
	CH Robinson Worldwide, Inc.	2,131	151,301
	Genpact Ltd. ADR	7,095	218,100
	Healthcare Services Group, Inc.(A)	78,218	830,675
	John Bean Technologies Co.	1,365	121,608
	Paycom Software, Inc.	1,753	329,529
	Proto Labs, Inc.(A)	28,246	860,938
	Southwest Airlines Co.	26,811	695,477
	Steelcase, Inc.	23,442	282,007
			3,605,350

Cultivar ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
6.58%	INFORMATION TECHNOLOGY
	Ansys, Inc.(A)	864	$280,696
	Autodesk, Inc.(A)	674	143,461
	Cognex Corp.	4,017	166,866
	Cognizant Tech Solutions	2,067	135,761
	Intel Corp.	9,128	278,130
	Microchip Technology, Inc.	2,669	245,495
	Qorvo, Inc.(A)	2,593	302,966
	Skyworks Solutions, Inc.	2,525	269,140
	Tyler Technologies, Inc.(A)	369	170,312
			1,992,827

12.58%	MATERIALS
	Agnico Eagle Mines Ltd. ADR	4,764	301,799
	Barrick Gold Corp. ADR	36,012	599,240
	Compass Minerals International, Inc.	8,463	105,364
	First Majestic Silver Corp. ADR ADR	74,838	499,169
	FMC Corp.	4,458	263,067
	Franco-Nevada Corp. ADR	1,418	170,727
	International Paper Co.	4,998	174,630
	Newmont Goldcorp Corp.	17,388	706,648
	Nutrien Ltd. ADR	2,962	156,305
	Pan American Silver Corp. ADR	23,484	433,045
	Schnitzer Steel Industries, Inc.	7,723	134,535
	WestRock Co.	5,578	267,521
			3,812,050

4.67%	REAL ESTATE
	Crown Castle, Inc.	1,317	123,508
	Douglas Emmett, Inc.	19,560	268,168
	Empire State Realty Trust	16,379	149,049
	Highwoods Properties, Inc.	5,562	145,724
	Kilroy Realty Corp.	5,494	185,697
	LTC Properties, Inc.	4,404	145,772
	National Health Investors, Inc.	3,902	246,060
	Piedmont Office Realty Trust, Inc.	21,705	149,547
			1,413,525

Cultivar ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
7.33%	UTILITIES
	American Electric Power, Inc.	1,764	$151,757
	Duke Energy Corp.	1,582	155,447
	Eversource Energy	6,449	390,938
	IDACORP, Inc.	1,514	143,497
	NextEra Energy, Inc.	5,437	364,116
	Northwest Natural Holding Co.	14,609	557,333
	One Gas, Inc.	2,471	159,429
	Portland General Electric	6,915	298,935
			2,221,452

86.75%	TOTAL COMMON STOCK		26,284,369

11.27%	DEBT SECURITIES
11.27%	TREASURIES
	US Treasury 05/21/2024 0.000%(A)	1,535,000	1,530,523
	US Treasury 05/15/2050 1.250%	1,738,000	821,416
	US Treasury 08/15/2050 1.375%	1,071,000	522,750
	US Treasury 08/15/2049 2.250%	872,000	541,462

11.27%	TOTAL TREASURIES		3,416,151

11.27%	TOTAL DEBT SECURITIES		3,416,151

98.02%	TOTAL INVESTMENTS		29,700,520

1.98%	Other assets net of liabilities		598,552
100.00%	NET ASSETS		$30,299,072

(A)Non-income producing

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$26,284,369			$26,284,369
DEBT SECURITIES	$3,416,151			$3,416,151
TOTAL INVESTMENTS	$29,700,520			$29,700,520

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $31,117,029, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,856,928
Gross unrealized depreciation	(3,273,436)
Net unrealized appreciation	$(1,416,509)